Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of revenues

Revenues per product category:

	For the year ended December 31
	2022	2023	2024
Consumables	5,487	7,795	9,506
Support services	3,217	4,590	5,453
Sales of systems	34,929	43,929	42,816
Total revenue	43,633	56,314	57,775

Revenues per geographical locations:

	For the year ended December 31
	2022	2023	2024
Americas	14,309	22,340	21,010
APAC	4,361	2,947	3,393
EMEA	24,963	31,027	33,372
Total revenue	43,633	56,314	57,775

Timing of revenue recognition:

	For the year ended December 31
	2022	2023	2024
Services transferred over time	3,217	4,590	5,453
Goods transferred at a point in time	40,416	51,724	52,322
Total revenue	43,633	56,314	57,775

Schedule of receivables and contract liabilities deriving from contracts with customers

	For the year ended
	December 31
	2023	2024
Trade receivables	12,710	9,141
Contract liabilities	3,857	3,523